Employee Benefits Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Defined contribution plan, cost	$ 2,320	$ 2,301	$ 2,107
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	2,320	2,301	2,107
Discontinued Operations
Postemployment Benefits [Abstract]
Defined contribution plan, cost	1,920	107	0
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, cost	$ 1,920	$ 107	$ 0